Property and equipment - Summary of Property and Equipment (Details) (USD $)				3 Months Ended				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum	Dec. 31, 2013 Machinery and Equipment	Dec. 31, 2012 Machinery and Equipment	Mar. 31, 2014 Machinery and Equipment Minimum	Mar. 31, 2014 Machinery and Equipment Maximum	Dec. 31, 2013 Furniture and Fixtures	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2013 Computer software	Dec. 31, 2012 Computer software	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,317,879	$ 915,649			$ 773,894	$ 478,290			$ 79,612	$ 54,058	$ 67,215	$ 56,935	$ 397,158	$ 326,366
Less: accumulated depreciation and amortization		(679,853)	(480,037)
Net property, plant and equipment	$ 634,560	$ 638,026	$ 435,612
Useful life - years				3 years	15 years			5 years	8 years 6 months